Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Current assets
Cash and cash equivalents	$ 429	$ 268
Accounts receivable, net	1,888	129
Advance to suppliers, net	6,981	6,755
Inventories	492	254
Prepayments, receivables and other assets, net	39,429	4,206
Total current assets	49,697	11,622
Non-current assets
Property, equipment and software, net	272	287
Operating lease right-of-use assets	40	89
Total non-current assets	312	376
TOTAL ASSETS	50,009	11,998
Current liabilities
Short-term borrowings	9,093	9,021
Convertible bonds and notes	5,971	9,468
Accounts payable	4,677	2,517
Deferred revenues	4,796	1,566
Accrued expenses and other current liabilities	15,302	13,908
Lease liabilities, current	50	301
Total current liabilities	42,890	37,533
Non-current liabilities
Lease liabilities, non-current	12	36
Total non-current liabilities	12	36
TOTAL LIABILITIES	42,902	37,569
Commitments and contingencies (Note 16)
Shareholders’ deficit
Additional paid-in capital	152,397	94,554
Accumulated deficit	(172,326)	(146,040)
Accumulated other comprehensive income	12,608	11,495
Total AUTOZI shareholders’ deficit	(7,321)	(39,991)
Non-controlling interests	14,428	14,420
Total shareholders’ equity/(deficit)	7,107	(25,571)
TOTAL LIABILITIES AND SHAREHOLDERS’ Equity/(DEFICIT)	50,009	11,998
Common Class A [Member]
Shareholders’ deficit
Ordinary shares, value
Common Class B [Member]
Shareholders’ deficit
Ordinary shares, value
Related Party [Member]
Current assets
Amounts due from related parties, net	478	10
Current liabilities
Amounts due to related parties	$ 3,001	$ 752